OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER OPERATING INCOME

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Government grants (1)	13,123	5,331	6,811
VAT-in super deduction and other tax returns (2)	518	170	112
Others	1,257	1,043	651
Total other operating income	14,898	6,544	7,574

(1)	Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. These cash subsidies were not subject to meeting any specific future conditions.

(2)	From 2019, in accordance with “the Announcement on Relevant Policies for Deepening the Value-added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, one China VIE of the Company, as a consumer service company, is allowed to enjoy additional 10% VAT-in deduction for any services or products it purchased (“VAT-in super deduction”) from April 1, 2019 to December 31, 2024. The VAT-in super deduction is considered as operating given that all VAT-in were derived from the purchases for that VIE’s daily operations in nature, and therefore is presented in other operating income in the Consolidation Statements of Comprehensive Loss.